Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash flows from operating activities:
Net loss	$ (3,074,964)	$ (5,137,332)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,454,167	2,966,115
Amortization of debt discount	7,006	19,490
Change in assets and liabilities:
Prepaid expenses	71,764	(82,882)
Other receivable	(31,356)
Accounts payable and accrued expenses	153,563	(176,573)
Accounts payable and accrued expenses - related party	212,700	(366,295)
Accrued interest	388,517	273,969
Net cash used in operating activities	(818,603)	(2,503,508)
Cash flows from financing activities:
Proceeds from note payable	249,258	100,000
Proceeds from notes payable to related party	209,000
Repayment of debenture		(5,000)
Proceeds from exercise of warrants	283,941	384,000
Proceeds from sale of preferred stock, net		2,095,040
Net cash provided by financing activities	742,199	2,574,040
Net (decrease) increase in cash	(76,404)	70,532
Cash at beginning of period	100,678	30,146
Cash at end of period	24,274	100,678
Cash paid for interest	93,460	110,712
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of convertible notes payable		1,048,793
Cashless exercise of warrants and options		20,563
Conversion of accounts payable into common stock		$ 30,000